Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 18,586,274		¥ 21,127,163
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	15,838,827	$ 15,838,827	13,597,107	$ 13,597,107
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	2,483,208	345,447	7,236,909	1,021,773
Hong Kong, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	5,407	$ 5,839	3,823	$ 4,218
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 258,832		¥ 289,324